Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 31, 2024	Mar. 30, 2024
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 73,630	$ 63,400	$ 63,372
Long-term debt bearing interest at variable rates	12,400		12,300
Fixed-rate long-term debt	$ 13,900		$ 14,600